Stradley Ronon Stevens & Young, LLP 2005 Market Street, Suite 2600 Philadelphia, PA 19103-7018 Telephone 215.564.8000 Fax 215.564.8120 www.stradley.com

J. Stephen Feinour, Jr.
jfeinourjr@stradley.com
215.564.8521

November 13, 2014

VIA EDGAR

Filing Desk
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	PENN Capital Funds Trust (the “Trust”) Initial Registration Statement on Form N-1A

Ladies and Gentlemen:

On behalf of the Trust, and pursuant to Section 8 of the Investment Company Act of 1940, as amended (the “1940 Act”), and Section 6 of the Securities Act of 1933, as amended (the “1933 Act”), please find transmitted herewith for filing via the EDGAR system the Trust’s initial Registration Statement on Form N-1A (the “Registration Statement”).  The Trust is a statutory trust organized under the laws of the State of Delaware.  In addition to the Registration Statement, the Trust has filed via EDGAR its Notification of Registration on Form N-8A.

The Trust will operate as an open-end, management investment company, and initially intends to issue four series of shares:  (i) PENN Capital Small/Mid Cap Equity Fund; (ii) PENN Capital Mid Cap Equity Fund; (iii) PENN Capital High Yield Fund; and (iv) PENN Capital Senior Floating Rate Income Fund (each a “Fund” and collectively, the “Funds”).  Initially, each Fund will offer two classes of shares, which will be designated as Institutional Class and Investor Class.  Each Fund will be diversified for purposes of the 1940 Act.

Please direct questions or comments relating to the Registration Statement to me at the above-referenced telephone number.

Sincerely,

/s/ J. Stephen Feinour, Jr.
J. Stephen Feinour, Jr.